Employee Benefits - Summary of Significant Actuarial Assumptions Used (Expressed as Weighted Average) (Details)	Dec. 31, 2024	Dec. 31, 2023
Accrued Benefit Obligation | TFI International pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	4.70%	4.80%
Future salary increases		3.00%
Accrued Benefit Obligation | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	5.70%	5.00%
Future salary increases	2.00%	2.00%
Employee Benefit Expense | TFI International pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	5.00%	5.00%
Rate of return on plan assets at January 1	5.00%	5.00%
Future salary increases		3.00%
Employee Benefit Expense | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	5.70%	5.00%
Rate of return on plan assets at January 1	5.70%	5.00%
Future salary increases	2.00%	2.00%